Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
15.	Earnings Per Share

The following is a reconciliation of the basic and diluted earnings per share computation for the years ended December 31, 2014, 2013 and 2012:

	Year ended
	December 31,
	2014	2013	2012
Basic earnings per share
Net income available to the company’s common shareholders	$998,993	$1,995,621	$3,206,151
Weighted average shares outstanding - Basic	5,510,076	4,625,195	4,578,151
Earnings per share - Basic	$0.18	$0.43	$0.7

Diluted earnings per share
Net income available to the company’s common shareholders	$998,993	$1,995,621	$3,206,151
Weighted average shares outstanding - Basic	5,510,076	4,625,195	4,578,151
Options and warrants	87,093	50,932	23,756
Weighted shares outstanding - Diluted	5,597,169	4,676,127	4,601,907
Earnings per share - Diluted	$0.18	$0.43	$0.7

For the years ended December 31, 2014, 2013 and 2012, 56,838 shares of  277,000, 50,932 shares of 348,000, 23,756 shares of 450,000  stock options were exercisable and included in the diluted EPS calculation. As of December 31, 2014, 30,255 shares out of  551,380  warrants were included in diluted EPS calculation. As of December 31, 2013, none of warrants issued by the Company were included in diluted EPS calculation due to anti-dilution.